Acquisitions (Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date, Toshiba Medical Systems Corporation (TMSC)) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 19, 2016
Business Acquisition [Line Items]
Cash and cash equivalents					¥ 25,301
Other current assets					167,583
Intangible assets					228,127
Other noncurrent assets					42,975
Total assets acquired					463,986
Current liabilities					198,346
Noncurrent liabilities					91,182
Total liabilities assumed					289,528
Noncontrolling interest					1,047
Net identifiable assets acquired					173,411
Goodwill	¥ 908,511	¥ 936,722	¥ 936,424		492,087
Net assets acquired					665,498
Preliminary
Business Acquisition [Line Items]
Cash and cash equivalents					25,301
Other current assets					169,545
Intangible assets					227,500
Other noncurrent assets					42,975
Total assets acquired					465,321
Current liabilities					199,223
Noncurrent liabilities					92,231
Total liabilities assumed					291,454
Noncontrolling interest					1,047
Net identifiable assets acquired					172,820
Goodwill					492,678
Net assets acquired					665,498
Measurement Period Adjustment
Business Acquisition [Line Items]
Other current assets					(1,962)
Intangible assets					627
Total assets acquired					(1,335)
Current liabilities					(877)
Noncurrent liabilities					(1,049)
Total liabilities assumed					(1,926)
Net identifiable assets acquired					591
Goodwill					¥ (591)

[1]	Based on the realignment of Canon's internal reporting and management structure, from the beginning of the third quarter of 2018, Canon has reclassified certain businesses from Office Business Unit to Industry and Others Business Unit. The goodwill balance at the beginning of the year ended December 31, 2017 has been restated to reflect the transfer of ¥11,263 million in goodwill between the segments. Impairment loss of ¥12,191 million and translation adjustments and other of ¥928 million for the year ended December 31, 2017 related to the reclassified business were restated from Office Business Unit to Industry and Others Business Unit, accordingly.